Intangible Assets - Amortization Expense (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Finite Lived Intangible Assets Net [Abstract]
Favorable lease terms charter-out	$ (3,286)	$ (3,286)	$ (3,286)
Total	$ (3,286)	$ (3,286)	$ (3,286)